CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 335,255,274	$ 51,380,119	¥ 924,352,495	¥ 405,575,533
Other comprehensive income:
-Change in the instrument-specific credit risk (Note 24)	60,325,828	9,245,337	(21,089,777)
-Foreign currency translation adjustments	(251,893,476)	(38,604,364)	13,741,077	47,004,900
Comprehensive income	143,687,626	22,021,092	917,003,795	452,580,433
Less: comprehensive income/(loss) attributable to non-controlling interests	(104,870,621)	(16,072,126)	25,690,269	(903,161)
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 38,817,005	$ 5,948,966	¥ 891,313,526	¥ 453,483,594